Document and Entity Information	6 Months Ended
Jun. 30, 2014
Entity Registrant Name	Fantex, Inc.
Entity Central Index Key	0001573683
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company